Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant, and equipment
11.1.    Category of property, plant and equipment
Property and equipment as of December 31, 2024 and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024
	Acquisition cost	Accumulated depreciation	Net book value
Facilities	$346	$(346)	$—
Office equipment	1,370	(826)	544
Construction in Progress	481	—	481
Total	$2,197	$(1,172)	$1,025

	December 31, 2023
	Acquisition cost	Accumulated depreciation	Net book value
Facilities	$346	$(346)	$—
Office equipment	1,743	(1,299)	444
Total	$2,089	$(1,645)	$444

	January 1, 2023
	Acquisition cost	Accumulated depreciation	Net book value
Facilities	$346	$(346)	$—
Office equipment	1,585	(1,150)	436
Total	$1,931	$(1,496)	$436
11.2.    Changes in the net book value of property, plant and equipment
Changes in property, plant, and equipment for the years ended December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024
	Facilities	Office equipment	Construction in Progress	Total
Beginning balance	$—	$444	$—	$444
Acquisition	—	323	481	804
Disposal	—	(13)	—	(13)
Depreciation	—	(187)	—	(187)
Foreign exchange differences	—	(23)	—	(23)
Ending balance	$—	$544	$481	$1,025

	December 31, 2023
	Facilities	Office equipment	Total
Beginning balance	$—	$436	$436
Acquisition	—	179	179
Disposal	—	(8)	(8)
Acquisition in business combination	—	34	34
Depreciation	—	(195)	(195)
Foreign exchange differences	—	(2)	(2)
Ending balance	$—	$444	$444